Document And Entity Information	Dec. 06, 2021
Document Information [Line Items]
Entity, Registrant Name	CEN BIOTECH, INC.
Document, Type	8-K
Document, Period End Date	Dec. 06, 2021
Entity, Incorporation, State or Country Code	A6
Entity, File Number	000-55557
Entity, Address, Address Line One	300-3295 Quality Way
Entity, Address, City or Town	Windsor
Entity, Address, State or Province	ON
Entity, Address, Country	CA
Entity, Address, Postal Zip Code	N8T 3R9
City Area Code	519
Local Phone Number	419-4958
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001653821